Subsequent Events (Details) € / shares in Units, € in Millions					1 Months Ended
	Dec. 16, 2022 $ / shares shares	Nov. 30, 2022 € / shares shares	Aug. 17, 2022 shares	Aug. 08, 2022 shares	Nov. 30, 2022 EUR (€) € / shares shares	Dec. 31, 2022 $ / shares shares	Oct. 31, 2022 € / shares shares	Sep. 30, 2022 € / shares shares	Sep. 30, 2021 shares
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding						16,351,314		917,164
MARIADB CORPORATION AB [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding								4,019,757	9,607,720
Series C Warrants 2020 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 5.22
Class of Warrant or Right, Outstanding								652,126
Series C Warrants 2020 [Member] | MARIADB CORPORATION AB [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | € / shares								€ 1.19
Class of Warrant or Right, Outstanding								2,858,143	3,445,912
Series C Warrants 2017 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.04
Class of Warrant or Right, Outstanding						0		74,479
Number of warrants repurchased			326,429	5,000,194
Warrants, Redemption Price | $ / shares	$ 1.19
Series C Warrants 2017 [Member] | MARIADB CORPORATION AB [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | € / shares								€ 0.01
Class of Warrant or Right, Outstanding								326,429	5,326,623
Number of warrants repurchased			326,429	5,000,194
Subsequent Event [Member] | Series C Preferred Stock [Member] | MARIADB CORPORATION AB [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued		2,365,078			2,365,078		2,365,078
Subsequent Event [Member] | Series C Warrants 2020 [Member] | MARIADB CORPORATION AB [Member]
Subsequent Event [Line Items]
Number of Warrants Exercised		2,365,078			2,365,078		2,365,078
Class of Warrant or Right, Exercise Price of Warrants or Rights | € / shares		€ 1.1859			€ 1.1859		€ 1.1859
Proceeds from Issuance of Warrants | €					€ 2.8
Class of Warrant or Right, Outstanding	493,065
Subsequent Event [Member] | Series C Warrants 2017 [Member] | MARIADB CORPORATION AB [Member]
Subsequent Event [Line Items]
Number of warrants repurchased		326,429
Warrants, Redemption Price | € / shares		€ 1.19